FAIR VALUE OF ASSETS AND LIABILITIES - Carrying amount and fair value of assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative financial instruments	$ 2,938,142	$ 6,252,270
Other financial instruments	34,385	38,319
Loans and advances to customers	263,274,170	237,728,544
Investment property	5,580,109	4,709,911	$ 3,994,058
Investments in associates	1,830,884	1,670,782
Total Assets	311,193,575	276,035,702
Liabilities
Deposits by customers	279,059,401	247,941,180
Interbank deposits	716,493	606,141
Repurchase agreements and other similar secured borrowing	1,060,472	470,295
Derivative financial instruments	2,679,643	6,710,364
Borrowings from other financial institutions	15,689,532	15,648,606
Preferred shares	584,204	584,204
Debt instruments in issue	11,275,216	14,663,576
Total Liabilities	311,064,961	286,624,366
Amortized cost, net
Assets
Loans and advances to customers	263,274,170	237,728,544
Fair value
Assets
Equity securities	1,011,310	543,210
Fair value through profit or loss
Assets
Debt instruments	23,035,281	12,096,407
Fair value through OCI
Assets
Debt instruments	5,084,416	6,148,177
Amortized cost
Assets
Debt instruments	8,404,878	6,848,082
Recurring Fair Value
Assets
Debt instruments	28,119,697	18,244,584
Derivative financial instruments	2,938,142	6,252,270
Equity securities	1,011,310	543,210
Other financial instruments	34,385	38,319
Investment property	5,580,109	4,709,911
Investments in associates	1,830,884	1,670,782
Total Assets	317,263,850	277,071,667
Liabilities
Deposits by customers	279,463,012	249,340,519
Interbank deposits	716,493	606,141
Repurchase agreements and other similar secured borrowing	1,060,472	470,295
Derivative financial instruments	2,679,643	6,710,364
Borrowings from other financial institutions	15,689,532	15,648,606
Preferred shares	407,174	394,550
Debt instruments in issue	11,389,498	14,468,650
Total Liabilities	311,405,824	287,639,125
Recurring Fair Value | Amortized cost, net
Assets
Loans and advances to customers	269,345,583	238,771,724
Recurring Fair Value | Fair value
Assets
Equity securities	1,011,310	543,210
Recurring Fair Value | Fair value through profit or loss
Assets
Debt instruments	23,035,281	12,096,407
Recurring Fair Value | Fair value through OCI
Assets
Debt instruments	5,084,416	6,148,177
Recurring Fair Value | Amortized cost
Assets
Debt instruments	$ 8,403,740	$ 6,840,867